PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Gross carrying amount
Balance at beginning of period	$4,820	$4,917
Additions (cash and non-cash)	133	315
Dispositions	(26)	(155)
Acquisitions through business combinations	85	—
Transfers and assets reclassified as held for sale	(20)	(3)
Foreign currency translation and other	(309)	(254)
Balance at end of period	$4,683	$4,820
Accumulated depreciation
Balance at beginning of period	$(784)	$(599)
Depreciation/depletion expense	(165)	(341)
Dispositions	13	138
Transfers and assets reclassified as held for sale	3	(14)
Foreign currency translation and other	33	32
Balance at end of period	$(900)	$(784)
Net book value (1)	$3,783	$4,036
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(1)Includes right-of-use assets of $384 million as at June 30, 2022 (December 31, 2021: $409 million).